As filed with the Securities and Exchange Commission on February 26, 2010

File No. 333-115476
ICA No. 811-21584
U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 11	[X]
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 12	[X]

THE VICTORY INSTITUTIONAL FUNDS
(Exact name of Registrant as Specified in Trust Instrument)

3435 Stelzer Road
Columbus, Ohio 43219
(Address of Principal Executive Office)

(800) 362-5365
(Area Code and Telephone Number)

Copy to:
Charles Booth CITI Fund Services, Inc. 3435 Stelzer Road Columbus, Ohio 43219 (Name and Address of Agent for Service)	Christopher K. Dyer The Victory Institutional Funds 127 Public Square Cleveland, OH 44114	Jay G. Baris Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering:  As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☐Immediately upon filing pursuant to paragraph (b)	☒on March 1, 2010 pursuant to paragraph (b)
☐60 days after filing pursuant to paragraph (a)(1)	☐on (date) pursuant to paragraph (a)(1)
☐75 days after filing pursuant to paragraph (a)(2)	☐on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

☒           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11 to the Registration Statement for The Victory Institutional Funds (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 10, which was filed pursuant to Rule 485(a)(2) on December 30, 2009.  Accordingly, the contents of Post-Effective Amendment No. 10, consisting of Part A (the Prospectuses for the Fund), Part B (the Statement of Additional Information), Part C (Other Information), are incorporated by reference in their entirety into this filing.  As stated on the cover page to this filing, this Post-Effective Amendment No. 11 is intended to become effective on March 1, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements of effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 26th day of February, 2010.

THE VICTORY INSTITUTIONAL FUNDS
(Registrant)

By:           /s/ Michael D. Policarpo
Michael D. Policarpo, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of February, 2010.

/s/ Michael D. Policarpo Michael D. Policarpo	President
/s/ Christopher E. Sabato Christopher E. Sabato	Treasurer
* Leigh A. Wilson	Chairman of the Board and Trustee
* David Brooks Adcock	Trustee
* Nigel D. T. Andrews	Trustee
* Teresa C. Barger	Trustee
* E. Lee Beard	Trustee
* David C. Brown	Trustee
* Lyn Hutton	Trustee
* John L. Kelly	Trustee
* David L. Meyer	Trustee
* Karen Shepherd	Trustee
* Robert L. Wagner	Trustee

*By:           /s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact